UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hygrove Management LLC

Address:  350 Madison Avenue, 21st Floor
          New York, NY 10017


13F File Number: 28-10066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Posner
Title:  Managing Member
Phone:  (212) 931-9000


Signature, Place and Date of Signing:


/s/ Brian S. Posner               New York, New York                10/22/02
--------------------        ------------------------       ------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           35

Form 13F Information Table Value Total:      $93,370
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------


                  Column 1     Column 2      Column 3     Column 4      Column 5          Column 6  Column 7        Column 8

                                                          Market
                                                          Value     Shares/   Sh/  Put/   Invstmt   Other      Voting Authority
        Name of Issuer       Title of Class  CUSIP        (x $1000) Prn Amt   Prn  Call   Discretn  Managers Sole      Shared  None
-----------------------------------------------------------------------------------------------------------------------------------


ALLSTATE CORP                Common Stock    020002101     711        20,000    SH        Sole      None       20,000    0      0
AMERICAN INTERNATIONAL GRP   Common Stock    026874107    3,009       55,000    SH        Sole      None       55,000    0      0
AMERICAN STD COS INC         Common Stock    029712106    3,531       55,500    SH        Sole      None       55,500    0      0
ANADARKO PETE CORP           Common Stock    032511107    4,721      106,000    SH        Sole      None      106,000    0      0
APPLE COMPUTER INC           Common Stock    037833100    1,813      125,000    SH        Sole      None      125,000    0      0
ARAMARK CORP                 Class B         038521100    2,352      112,000    SH        Sole      None      112,000    0      0
COMVERSE TECHNOLOGY INC      Common Stock    205862402    1,223      175,000    SH        Sole      None      175,000    0      0
CUMMINS INC                  Common Stock    231021106    2,043       86,500    SH        Sole      None       86,500    0      0
EXXON MOBIL CORP             Common Stock    30231G102    1,117       35,000    SH        Sole      None       35,000    0      0
FAIRCHILD SEMICONDUCTOR      Common Stock    303726103     923        97,500    SH        Sole      None       97,500    0      0
FEDERAL HOME LN MTG CP       Common Stock    313400301    4,304       77,000    SH        Sole      None       77,000    0      0
FLEXTRONICS INTL LTD         Common Stock    2353058      1,185      170,000    SH        Sole      None      170,000    0      0
GARTNER INC                  Class B         366651206     888       111,000    SH        Sole      None      111,000    0      0
GARTNER INC                  Common Stock    366651107    4,552      562,000    SH        Sole      None      562,000    0      0
HASBRO INC                   Common Stock    418056107    4,627      415,700    SH        Sole      None      415,700    0      0
KEY ENERGY SERVICES INC      Common Stock    492914106    3,919      497,300    SH        Sole      None      497,300    0      0
MUELLER INDUSTRIES INC       Common Stock    624756102    3,626      140,000    SH        Sole      None      140,000    0      0
PANAMERICAN BEVERAGES        Common Stock    2674469      2,361      249,000    SH        Sole      None      249,000    0      0
PARTNER RE LTD               Common Stock    2671932      5,782      120,000    SH        Sole      None      120,000    0      0
PFIZER INC                   Common Stock    717081103    1,741       60,000    SH        Sole      None       60,000    0      0
PITNEY BOWES INC             Common Stock    724479100    5,031      165,000    SH        Sole      None      165,000    0      0
SAFEWAY INC                  Common Stock    786514208    4,070      182,500    SH        Sole      None      182,500    0      0
SOVEREIGN BANCORP            Common Stock    845905108    3,186      247,000    SH        Sole      None      247,000    0      0
TERADYNE INC                 Common Stock    880770102    749         78,000    SH        Sole      None       78,000    0      0
TEXAS INSTRUMENTS            Common Stock    882508104    1,255       85,000    SH        Sole      None       85,000    0      0
TRAVELERS PROPERTY CORP      Class A         89420G109    3,498      265,000    SH        Sole      None      265,000    0      0
US BANCORP                   Common Stock    902973304    1,278       68,800    SH        Sole      None       68,800    0      0
VERIZON COMMUNICATIONS INC   Common Stock    92343V104    3,361      122,500    SH        Sole      None      122,500    0      0
WINN-DIXIE STORES INC        Common Stock    974280109     918        70,000    SH        Sole      None       70,000    0      0
WPP GROUP PLC                Spon ADR        929309300    3,495      102,500    SH        Sole      None      102,500    0      0
DELL OCT 25 CALL             Call            2470259je    2,352      100,000       Call   Sole      None      100,000    0      0
JP MORGAN OCT 25 CALL        Call            46625h9je    1,234        65,000      Call   Sole      None       65,000    0      0
MORGAN STANLEY 40 CALL       Call            6174469ah    1,694        50,000      Call   Sole      None       50,000    0      0
TERADYNE                     SDVC 3.75%      880770AC6    3,888     5,000,000  PRN        Sole      None     5,000,000   0      0
OMNICOM                      Note            681919AK2    2,933     3,000,000  PRN        Sole      None     3,000,000   0      0
                                                          ------
                                                          93,370
                                                          ======


03612.0001 #357645